Operating expenses - Additional information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee
Disclosure of operating expenses [Line Items]
Personnel expenses other than share-based compensation | €	€ 8,423	€ 12,227
Number of employees | employee	120	174
Depreciation | €	€ 611	€ 707
R&D
Disclosure of operating expenses [Line Items]
Number of employees | employee	92	133
Administration
Disclosure of operating expenses [Line Items]
Number of employees | employee	29	42
Monalizumab agreement
Disclosure of operating expenses [Line Items]
Depreciation | €	€ 611	€ 707